Commitments and contingent liabilities - Significant Industry Concentrations Related to Credit Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 54,953	$ 56,564
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	12,500
Unfunded commitments	34,400
Total exposure	46,900
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,900
Unfunded commitments	23,400
Total exposure	26,300
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	7,400
Unfunded commitments	1,100
Total exposure	8,500
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,300
Unfunded commitments	6,400
Total exposure	7,700
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	2,700
Total exposure	2,700
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100
Unfunded commitments	300
Total exposure	400
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	800
Unfunded commitments	500
Total exposure	1,300
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,800
Unfunded commitments	12,600
Total exposure	14,400
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	900
Unfunded commitments	4,200
Total exposure	5,100
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600
Unfunded commitments	3,700
Total exposure	4,300
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	300
Unfunded commitments	3,700
Total exposure	4,000
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	0
Unfunded commitments	1,000
Total exposure	$ 1,000